Stock Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		57,369,304	57,369,304		32,693,169
Unrecognized compensation costs		$ 1,000	$ 1,000		$ 1,700
Remaining weighted-average period			1 year 7 months 6 days		2 years
Stock compensation expense			$ 2,217	$ 6,349	$ 8,357	$ 437
Common stock, shares issued		64,369,381	64,369,381		47,688,096	27,079,856
Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			62.50%		62.50%
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years		2 years		2 years
Stock compensation expense		$ 200	$ 800		$ 5,700
Restricted Stock Units | Board of Director Members
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Restricted Stock Units | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining vesting percentage			37.50%		37.50%
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of the stock option awards granted			$ 1.3		$ 3.98	$ 2.36
Remaining weighted-average period					2 years 1 month 6 days
Stock compensation expense		$ 600	$ 1,400		$ 2,700
Time-Vested Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of time-vested restricted stock units granted					$ 4.32	$ 4.51
2010 Plan and 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan					4,529,673	5,717,072
2010 Plan, 2020 Plan, and 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan		7,639,094	7,639,094		4,529,673
Vesting period			4 years		4 years
Expiration period			10 years		10 years
Unrecognized compensation costs		$ 5,600	$ 5,600
Remaining weighted-average period			3 years
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs					$ 2,500
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		8,174,364	8,174,364		7,822,700
Increase (decrease) in percentage of number of shares reserved for future issuance			5.00%		5.00%
2023 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		2,226,122	2,226,122		1,422,309
Percentage of price lower of fair value market value			85.00%		85.00%
Percentage of employees compensation to payroll deductions			15.00%		15.00%
Percentage of diluted shares outstanding			1.00%		1.00%
Common stock, shares issued					0
2023 ESPP | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		1,600,000	1,600,000		1,600,000